Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Agreement	Dec. 31, 2010	Dec. 31, 2009	Mar. 09, 2010	Mar. 31, 2006	Jul. 01, 2004
Future minimum payments under non-cancelable operating leases
2012	$ 156
2013	107
2014	88
2015	58
2016	40
Thereafter	89
Total minimum payments required	538
Less: Sublease rentals under non-cancelable leases	9
Net minimum payments required	529
Commitments and Contingencies (Textual)
Rent expense, net of sublease income	140	143	140
Total outstanding letters of credit	410	394
Outstanding letters of credit	3	17
Number of existing real estate lease agreements	2
Purchase price of property on or before expiration date	28
Residual guarantee amount	23
Maximum amount of supplemental rent payment	5
Term for operating lease agreements (in years)	15 years
Fair market value of simulator systems, Minimum	7
Fair market value of simulator systems, Maximum	21
Additional rent to be paid for simulator systems after expiration date	3
Kalitta Air damages, minimum	235
Pre-judgment interest in Kalitta Air damages, minimum	240
Escrow fund established in connection with the acquisition of CyTerra					15
Punitive damages sought						150
Compensatory damages				6.7
Aggregate residual guarantee amount	23
Total damages sought						315
Real Estate [Member]
Future minimum payments under non-cancelable operating leases
2012	145
2013	102
2014	86
2015	57
2016	40
Thereafter	89
Total minimum payments required	519
Less: Sublease rentals under non-cancelable leases	9
Net minimum payments required	510
Equipment [Member]
Future minimum payments under non-cancelable operating leases
2012	11
2013	5
2014	2
2015	1
Total minimum payments required	19
Net minimum payments required	$ 19